Vanguard® STAR® Fund
Schedule of Investments (unaudited)
As of July 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value ($000)
Investment Companies (100.0%)
U.S. Stock Funds (44.6%)
Vanguard WindsorTM II Fund Investor Shares	65,735,156	3,401,794
Vanguard U.S. Growth Fund Investor Shares	37,012,929	2,735,996
Vanguard Windsor Fund Investor Shares	82,820,127	2,034,062
Vanguard PRIMECAP Fund Investor Shares	6,718,962	1,448,339
Vanguard Dividend Growth Fund Investor Shares	29,966,270	956,224
		10,576,415
International Stock Funds (19.2%)
Vanguard International Growth Fund Investor Shares	40,192,613	1,532,142
Vanguard International Value Fund Investor Shares	31,546,704	1,524,337
Vanguard International Core Stock Fund Investor Shares	78,496,697	1,504,782
		4,561,261
U.S. Bond Fund (36.2%)
[1] Vanguard STAR Core-Plus Bond Fund Institutional Shares	869,705,684	8,583,275
Total Investment Companies (Cost $14,861,510)		23,720,951
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[2] Vanguard Market Liquidity Fund, 3.718% (Cost $1)	9	1
Total Investments (100.0%) (Cost $14,861,511)		23,720,952
Other Assets and Liabilities—Net (0.0%)		698
Net Assets (100%)		23,721,650

Cost is in $000.

1	Represents a wholly owned fund.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
B. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At July 31, 2026, 100% of the market value of the fund's investments was determined based on Level 1 inputs.
C. Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Oct. 31, 2025 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jul. 31, 2026 Market Value ($000)
Vanguard Dividend Growth Fund	888,811	187,930	505	(93)	(119,919)	13,734	174,195	956,224
Vanguard International Core Stock Fund	1,540,336	64,926	287,542	44,066	142,996	19,980	44,946	1,504,782
Vanguard International Growth Fund	1,525,910	94,007	51,503	3,568	(39,840)	15,597	78,409	1,532,142
Vanguard International Value Fund	1,512,446	239,219	297,348	37,580	32,440	40,282	198,937	1,524,337
Vanguard Market Liquidity Fund	2	NA1	NA1	—	—	8	—	1
Vanguard PRIMECAP Fund	1,579,081	222,071	516,795	248,090	(84,108)	13,262	208,810	1,448,339
Vanguard STAR Core-Plus Bond Fund[2]	8,521,390	428,967	84,422	(1,272)	(281,388)	272,716	36,646	8,583,275
Vanguard U.S. Growth Fund	2,912,471	239,498	21,250	6,267	(400,990)	1,684	237,814	2,735,996
Vanguard Windsor Fund	1,951,465	142,241	238,019	15,693	162,682	34,375	107,867	2,034,062
Vanguard Windsor II Fund	3,328,469	345,262	391,896	73,620	46,339	48,492	296,771	3,401,794
Total	23,760,381	1,964,121	1,889,280	427,519	(541,788)	460,130	1,384,395	23,720,952

1	Not applicable—purchases and sales are for temporary cash investment purposes.
2	Wholly owned fund.